Christopher Werner, Chief Executive Officer

C3 Bullion, Inc.

875 N. Michigan Avenue, Suite 3100

Chicago, IL 60611

920-207-0100

October 7, 2024

VIA EDGAR DELIVERY

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

Division of Corporation Finance Office of Trade & Services

WASHINGTON, D.C. 20549

Attn: Kate Beukenkamp at 202-551-3861

cc: Mara Ransom at 202-551-3264

Re:C3 Bullion, Inc.- Amendment No. 5 to Offering Statement on Form 1-A,

Filed August 30, 2024, File No. 024-12367

Dear Ms. Beukenkamp:

We have reviewed your comments covering our amended offering statement filed as Amendment No. 5 and hereby provide the following responses, modifications and edits to you:

Cover Page, page 2

1.Please revise your disclosure here and elsewhere, including in your subsection titled "Minimum Purchase Requirements" on page 78, to reflect the revised minimum investment amount of $500, a reduction from the previously disclosed minimum of $10,000. We note your revised Q&A titled "May I invest less than $500?" on page 3.

We have reconciled this information throughout the disclosure to indicate that a $500 minimum investment is allowed so long as all Reg A+ investment threshold requirements are satisfied for the investor. Updates can be reviewed at Page 3 and 80.

2.We note your response to prior comment 1 including that, while you intend for secondary trading to take place through the ATS of tZERO when and if available, you believe the inclusion of audited financial statements will satisfy the listing requirements "of the tZERO ATS, LATINEX or OTCQB." However, throughout your offering statement, you deleted references to LATINEX and/or OTCQB in certain sections and retained discussion of these trading platforms in other sections (e.g., "Foreign Restrictions on Purchase of Shares" on page 51). Please revise your disclosure throughout your offering statement to make clear your intent with regard to each of these trading platforms, the respective associated risks, and any additional disclosure necessary to investors to clearly understand your intent as well as price volatility and liquidity that will be available to them upon their investment in your company. We note your revisions to the risk factor beginning "There has been only a limited public market..." on page 29.

We have eliminated the LATINEX and OTCBB language throughout the disclosure so investor clearly understand our intent to make the securities available for trading on the alternative trading system operated by tZERO Securities, LLC (“tZERO Securities ATS”).  We have also revised the Form 1-A to include the associated risks, including price volatility and liquidity, relating to our securities being available for trading on the tZERO Securities ATS. These changes can be reviewed at page 52-53.

When will I get my money back?, page 3

3.We note your response to prior comment 3, including that the Board of Directors expects to run the company for at least five years "without providing an exit strategy for shareholders until that time." Please further revise this Q&A to state directly and plainly that as a result of this plan shareholders will not or are unlikely to be able to redeem their shares or receive distributions prior to the end of this five-year period.

We have included language in th Q&A to state directly and plainly that as a result of this offering, shareholders will not (or are unlikely to be able to) redeem their shares or receive distributions prior to the end of this five-year period unless a viable market exists on the tZERO Securities ATS. This revision may be reviewed at page 3.

Offering Circular Summary, page 9

4.We note your response to prior comment 4, including revisions to reflect $950,000 of shares placed in Reg. S offerings, and reissue in part. Please further revise your disclosure to state the dollar amount sold in your Reg. D offering; in this regard, your amended Form D filed January 12, 2024 indicates that you have sold $50,000 of shares.

We have reconciled this disclosure throughout the filing to include and indicate that $50,000 shares were sold pursuant to Regulation D 506(c) that was reflected on Form D, January 12, 2024.  Additionally, $950,000 of shares were sold pursuant to Regulation S since January of 2023. You may review the updated information on page 9 of the Offering Statement.

Description of the Company

C. C3's Project Sourcing Artificial Intelligence (AI) Tool, page 39

5.We note your response to prior comment 5, including that you have filed the MSA with Solutionsloft as an Exhibit 6. Please revise your Description of Exhibit table to accurately reflect the current MSA with Solutionsloft. In this regard, we note that Exhibit 6.1 continues to reference an agreement with Inference Frame in addition to the table not listing the MSA with Solutionsloft.

We have revised the Description of Exhibits in response to your comment.  We appreciate the Staff locating that discrepancy.  You may review the edit on page 93.

F. Mine+ Group, page 41

6.We note your response to prior comment 6 and reissue in part. Please revise your disclosure here to discuss the terms of the engagement you have entered into with Mine+ Group. In this regard, we note the scope of work and purpose as disclosed; however the terms of the underlying agreement (e.g., duration and payment) are not currently disclosed.

We have included all terms of the Mine+ MSA, including all relevant terms and conditions covering duration and payment in response to your comment. You may review these updates at page 42.

Transactions with Related Persons..., page 63

7.Revise to describe the various related party transactions you acknowledge in Note 2 of your Financial Statements, or tell us why such disclosure is not required. Disclose the consulting fees you remit to your officers, as discussed in Note 2, as Executive Compensation on page 62 or explain why such fees are appropriate to exclude.

We have revised the Transactions With Related Persons narrative to include all fees and payments as outlined in Note 2 of the Financial Statements in response to your comment. You may review the updated disclosure at page 64 of the amendment.

Exhibits

8.We note the introductory paragraphs and Section 20 of the Form of Subscription Agreement at Exhibit 4.1. Please revise the Subscription Agreement to state whether the arbitration and jury trial waiver provisions of the agreement apply to claims under the federal securities laws. Also revise your Description of Shares section of the Offering Circular to describe the arbitration and jury trial waiver provisions, including whether they apply to claims under the federal securities laws. Additionally, discuss these provisions under an appropriate caption in your Risk Factors section to address any uncertainty about enforceability. Finally, please reconcile Section 19 of the Subscription Agreement with Section 20.e. which refer to different governing law jurisdictions.

The Company has modified the Subscription Agreement to make clear that the arbitration and waiver of jury trial are intended to apply to claims under federal securities laws, but that such provisions are not intended to, and do not, waive compliance with federal securities laws and the rules and regulations promulgated thereunder.

The Company has added a new section under the “Description of Shares” section of the Offering Circular to describe the arbitration and jury trial waiver provisions, including whether they apply to claims under the federal securities laws. The new section is entitled “Pre-Dispute Arbitration Agreement.”

For the Staff’s convenience, the full text of the new section is copied below:

“To purchase the securities described in this Offering Circular, each investor must agree, as part of the Subscription Agreement, that all disputes or claims, including those arising under U.S. federal securities laws, will be resolved exclusively through binding arbitration and that the investor waives the right to a jury trial, including for claims by the investor under the U.S. federal securities laws. This requirement is detailed in the pre-dispute arbitration and waiver of jury trial clause found in Section 20 of the Subscription Agreement (Dispute Resolution and Arbitration). The arbitration will follow the rules of a recognized arbitration organization, and the arbitrator’s decisions will be final and enforceable in any court of competent jurisdiction. Although the Subscription Agreement includes a waiver of the right to a jury trial by the investor and arbitration provisions, it does not waive the Issuer’s obligation to comply with U.S. federal securities laws and related regulations. Please also review the risk factor disclosures below regarding arbitration and jury trials (Investors in this offering may not be entitled to a jury trial with respect to claims arising from or related to the Subscription Agreement, the Offering, or the Issuer, and may be subject to mandatory arbitration, which could result in less favorable outcomes to investors in certain actions).”

The Company has added a new risk factor to clarify that in accordance with the arbitration and waiver of jury trial provisions in the Subscription Agreement, which is attached to the Offering Circular as Exhibit 4.1, investors in the offering may be required to submit to arbitration and may not be entitled to a jury trial with respect to claims arising under the Subscription Agreement, which could result in less favorable outcomes for investors in certain actions. The new risk factor is entitled “Investors in this offering may not be entitled to a jury trial with respect to claims arising from or related to the Subscription Agreement, the Offering, or the Issuer, and may be subject to mandatory arbitration, which could result in less favorable outcomes to investors in certain actions.”

For the Staff’s convenience, the full text of the new risk factor is copied below:

“The waiver of jury trial and mandatory arbitration provisions in our Subscription Agreement apply to claims under U.S. federal securities laws as well as to all other claims related to the Subscription Agreement, the Offering, or the Issuer. By agreeing to mandatory arbitration, investors waive the right to bring claims in court, including the potential right to a jury trial. Unlike judicial proceedings, arbitration is determined by one or more arbitrators, not a judge, and the arbitrators are not necessarily governed by the same legal standards. There is a risk that an arbitrator could interpret the relevant agreement or facts without the same attention to legal precedent that a judge might give. Binding arbitration awards are also difficult to overturn or vacate, and arbitration may limit the scope of discovery available in legal disputes and result in material costs or fees for initiating and pursuing claims, particularly if the investor must travel to the arbitration site.

If we opposed a judicial proceeding and/or a jury trial demand based on an investor’s agreement to submit to arbitration and waive a jury trial, a court would determine the enforceability of the agreement and waiver based on the facts and circumstances of the case, in accordance with applicable state and federal law. When deciding whether to enforce a contractual pre-dispute arbitration and jury trial waiver provision, courts typically consider whether the arbitration and waiver provisions were sufficiently prominent, such that the party knowingly, intelligently, and voluntarily agreed to them. We believe the Subscription Agreement satisfies this standard and is enforceable under New York law, which governs the Subscription Agreement. However, some uncertainty remains regarding the enforceability of arbitration agreements and waivers, particularly in certain types of cases involving investor claims for violations of U.S. federal securities laws.

If a court or regulatory body were to find our waiver of jury trial and mandatory arbitration clauses unenforceable, the Company could face litigation in court, potentially resulting in higher legal costs and longer resolution times. In addition, regulatory changes or new legislation may affect the enforceability of mandatory arbitration requirements and jury trial waivers. These developments could impact our reliance on these provisions, potentially exposing us to lawsuits in court. Investors are encouraged to consult legal counsel regarding the arbitration and jury waiver provisions, among other things, before entering into the Subscription Agreement. For the avoidance of doubt, no condition, stipulation, or provision of the Subscription Agreement waives compliance with any provision of U.S. federal securities laws, or the rules and regulations issued thereunder by either the investor or the company.”

The Company amended Section 20.e. to provide that the subscription agreement shall be governed by New York law, consistent with Section 19.

9.Refer to the introductory paragraphs and Section 5.p. of your Subscription Agreement, where you require investors to represent or acknowledge that they have "read" and/or "understand" the offering circular. This language appears to conflict with Section 14 of the Securities Act regarding waivers of compliance with the federal securities laws. Please refer to the Commission’s guidance regarding impermissible legends or disclaimers, contained in Securities Offering Reform Release No. 33-8591 (2005), and revise your subscription agreement accordingly.

In response to the Staff’s comment, the Company has removed statements that investors have “read” and/or “understand” the offering circular.

We have filed the current amendment as “Amendment No. 6”.

Please contact Jim Simmons at 401-952-5858 or my office at 920-207-0100 with further questions and what additional comments you have.

Sincerely,

/s/ Christopher Werner

Christoper Werner, Chairman and CEO

cc: James R. Simmons (jsimmons@simmonsltd.com)

Dated: October 7, 2024